00130041

GOF P-9 12/14

SUPPLEMENT DATED DECEMBER 15, 2014

TO THE CURRENTLY EFFECTIVE PROSPECTUSES

 OF

EACH OF THE LISTED FUNDS

Franklin Alternative Strategies Funds

Franklin K2 Alternative Strategies Fund

Franklin Pelagos Commodities Strategy Fund

Franklin California Tax-Free Income Fund

Franklin California Tax-Free Trust

Franklin California Insured Tax-Free Income Fund

Franklin California Intermediate-Term Tax-Free Income Fund

Franklin California Tax-Exempt Money Fund

Franklin Custodian Funds

Franklin DynaTech Fund

Franklin Growth Fund

Franklin Income Fund

Franklin U.S. Government Securities Fund

Franklin Utilities Fund

Franklin Federal Tax-Free Income Fund

Franklin Fund Allocator Series

Franklin Conservative Allocation Fund

Franklin Corefolio Allocation Fund

Franklin Founding Funds Allocation Fund

Franklin Growth Allocation Fund

Franklin Moderate Allocation Fund

Franklin LifeSmartTM 2015 Retirement Target Fund

Franklin LifeSmartTM 2020 Retirement Target Fund

Franklin LifeSmartTM 2025 Retirement Target Fund

Franklin LifeSmartTM 2030 Retirement Target Fund

Franklin LifeSmartTM 2035 Retirement Target Fund

Franklin LifeSmartTM 2040 Retirement Target Fund

Franklin LifeSmartTM 2045 Retirement Target Fund

Franklin LifeSmartTM 2050 Retirement Target Fund

Franklin Multi-Asset Real Return Fund

Franklin Global Trust

Franklin Global Listed Infrastructure Fund

Franklin Global Real Estate Fund

Franklin International Growth Fund

Franklin International Small Cap Growth Fund

Franklin Large Cap Equity Fund

Franklin Emerging Market Debt Opportunities Fund

Franklin Gold and Precious Metals Fund

Franklin High Income Trust

Franklin High Income Fund

Franklin Investors Securities Trust

Franklin Adjustable U.S. Government Securities Fund

Franklin Balanced Fund

Franklin Convertible Securities Fund

Franklin Equity Income Fund

Franklin Floating Rate Daily Access Fund

Franklin Low Duration Total Return Fund

Franklin Real Return Fund

Franklin Total Return Fund

Franklin Managed Trust

Franklin Rising Dividends Fund

Franklin Money Fund

Franklin Municipal Securities Trust

Franklin California High Yield Municipal Fund

Franklin Tennessee Municipal Bond Fund

Franklin Mutual Recovery Fund

Franklin Mutual Series Funds

Franklin Mutual Beacon Fund

Franklin Mutual European Fund

Franklin Mutual Financial Services Fund

Franklin Mutual Global Discovery Fund

Franklin Mutual International Fund

Franklin Mutual Quest Fund

Franklin Mutual Shares Fund

Franklin New York Tax-Free Income Fund

Franklin New York Tax-Free Trust

Franklin New York Intermediate-Term Tax-Free Income Fund

Franklin Real Estate Securities Trust

Franklin Real Estate Securities Fund

Franklin Strategic Mortgage Portfolio

Franklin Strategic Series

Franklin Biotechnology Discovery Fund

Franklin Flex Cap Growth Fund

Franklin Focused Core Equity Fund

Franklin Global Government Bond Fund

Franklin Growth Opportunities Fund

Franklin Natural Resources Fund

Franklin Small Cap Growth Fund

Franklin Small-Mid Cap Growth Fund

Franklin Strategic Income Fund

Franklin Tax-Free Trust

Franklin Alabama Tax-Free Income Fund

Franklin Arizona Tax-Free Income Fund

Franklin Colorado Tax-Free Income Fund

Franklin Connecticut Tax-Free Income Fund

Franklin Double Tax-Free Income Fund

Franklin Federal Intermediate-Term Tax-Free Income Fund

Franklin Federal Limited-Term Tax-Free Income Fund

Franklin Florida Tax-Free Income Fund

Franklin Georgia Tax-Free Income Fund

Franklin High Yield Tax-Free Income Fund

Franklin Insured Tax-Free Income Fund

Franklin Kentucky Tax-Free Income Fund

Franklin Louisiana Tax-Free Income Fund

Franklin Maryland Tax-Free Income Fund

Franklin Massachusetts Tax-Free Income Fund

Franklin Michigan Tax-Free Income Fund

Franklin Minnesota Tax-Free Income Fund

Franklin Missouri Tax-Free Income Fund

Franklin New Jersey Tax-Free Income Fund

Franklin North Carolina Tax-Free Income Fund

Franklin Ohio Tax-Free Income Fund

Franklin Oregon Tax-Free Income Fund

Franklin Pennsylvania Tax-Free Income Fund

Franklin Virginia Tax-Free Income Fund

Franklin Templeton Global Trust

Templeton Hard Currency Fund

Franklin Templeton International Trust

Franklin India Growth Fund

Franklin Global Allocation Fund

Franklin World Perspectives Fund

Templeton Foreign Smaller Companies Fund

Franklin Templeton Money Fund Trust

Franklin Templeton Money Fund

Franklin Value Investors Trust

Franklin All Cap Value Fund

Franklin Balance Sheet Investment Fund

Franklin Large Cap Value Fund

Franklin MicroCap Value Fund

Franklin MidCap Value Fund

Franklin Small Cap Value Fund

Institutional Fiduciary Trust

Money Market Portfolio

Templeton China World Fund

Templeton Developing Markets Trust

Templeton Funds

Templeton Foreign Fund

Templeton World Fund

Templeton Global Investment Trust

Templeton BRIC Fund

Templeton Emerging Markets Balanced Fund

Templeton Emerging Markets Small Cap Fund

Templeton Frontier Markets Fund

Templeton Global Balanced Fund

Templeton Global Opportunities Trust

Templeton Global Smaller Companies Fund

Templeton Growth Fund, Inc.

Templeton Income Trust

Templeton Constrained Bond Fund

Templeton Emerging Markets Bond Fund

Templeton Global Bond Fund

Templeton Global Total Return Fund

Templeton International Bond Fund

Templeton Institutional Funds

Emerging Markets Series

Foreign Equity Series

Foreign Smaller Companies Series

Global Equity Series

The Prospectus is amended as follows:

I. For all Funds except Franklin Emerging Market Debt Opportunities Fund, Money Funds, Tax Free Funds and Templeton Institutional Funds the “Fund Details – Choosing a Share Class – Sales Charge Waivers” section is revised as follows:

Sales Charge Waivers

Class A shares may be purchased without an initial sales charge or contingent deferred sales charge (CDSC) by certain investors. If you would like information about available sales charge waivers, call your investment representative or call Shareholder Services at (800) 632-2301.

Waivers for certain investors. The following investors or investments qualify to buy Class A shares without an initial sales charge or CDSC due to anticipated economies in sales efforts and expenses, including:

  Governments, municipalities, and tax-exempt entities that meet the requirements for qualification under section 501 of the Internal Revenue Code when purchasing direct from the Fund. Please consult your legal and investment advisors to determine if an investment in the Fund is permissible and suitable for you.
  Registered securities dealers and their affiliates, for their investment accounts only.
  Current employees of securities dealers and their affiliates and their family members, as allowed by the internal policies of their employer.
  Current and former officers, trustees, directors, full-time employees (and, in each case, their family members) of both Franklin Templeton Investments and Franklin Templeton funds, consistent with our then-current policies.
  Current partners of law firms that currently provide legal counsel to the funds, Franklin Resources, Inc. or its affiliates.
  Assets held in accounts managed by a subsidiary of Franklin Resources, Inc.: (1) under an advisory agreement (including sub-advisory agreements); and/or (2) as trustee of an inter vivos or testamentary trust.
  Any trust or plan established as part of a qualified tuition program under Section 529 of the Internal Revenue Code, as amended.
  Group annuity separate accounts offered to retirement plans.
  Chilean retirement plans that meet the requirements described under "Retirement plans" below.
  Purchases by a bank, trust company or thrift institution which is acting as a fiduciary exercising investment discretion, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment.
  Advisory Fee Programs. Shares acquired by an investor in connection with a comprehensive fee or other advisory fee arrangement between the investor and a registered broker-dealer or investment advisor, trust company or bank (referred to as the “Sponsor”) in which the investor pays that Sponsor a fee for investment advisory services and the Sponsor or a broker-dealer through whom the shares are acquired has an agreement with Distributors authorizing the sale of Fund shares. No minimum initial investment.
  [For Templeton Growth Fund only] German insurance companies that maintain variable annuities or unit linked life policies in Germany and that have entered into an agreement with Distributors or Franklin Templeton Investment Services GMbH.

•         [For Templeton Growth Fund only] Banks and securities institutions investing assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which they have full and exclusive investment discretion and that have entered into an agreement with Distributors or Franklin Templeton Investment Services GMbH. Such purchases are subject to minimum investment requirements, which are available from Distributors or Franklin Templeton Investment Services GMbH.

  [For Franklin High Income Fund only] Members of the Assembly of Governmental Employees (AGE).

II. The below “Fund Details – Choosing a Share Class – Sales Charge Waivers” section language still applies to Funds that offer Class C shares to the FT Charitable Giving Fund:

Class C shares may be purchased without limit or CDSC by the Franklin Templeton Charitable Giving Fund.

III. For the Tax Free Funds the “Fund Details – Choosing a Share Class – Sales Charge Waivers” section is revised as follows:

Sales Charge Waivers

Class A shares may be purchased without an initial sales charge or contingent deferred sales charge (CDSC) by certain investors. If you would like information about available sales charge waivers, call your investment representative or call Shareholder Services at (800) 632-2301.

Waivers for certain investors.   The following investors or investments qualify to buy Class A shares without an initial sales charge or CDSC due to anticipated economies in sales efforts and expenses, including:

  Governments, municipalities, and tax-exempt entities that meet the requirements for qualification under section 501 of the Internal Revenue Code when purchasing direct from the Fund. Please consult your legal and investment advisors to determine if an investment in the Fund is permissible and suitable for you.
  Registered securities dealers and their affiliates, for their investment accounts only.
  Current employees of securities dealers and their affiliates and their family members, as allowed by the internal policies of their employer.
  Current and former officers, trustees, directors, full-time employees (and, in each case, their family members) of both Franklin Templeton Investments and Franklin Templeton funds, consistent with our then-current policies.
  Current partners of law firms that currently provide legal counsel to the funds, Franklin Resources, Inc. or its affiliates.
  Assets held in accounts managed by a subsidiary of Franklin Resources, Inc.: (1) under an advisory agreement (including sub-advisory agreements); and/or (2) as trustee of an inter vivos or testamentary trust.
  Purchases by a bank, trust company or thrift institution which is acting as a fiduciary exercising investment discretion, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment.
  Advisory Fee Programs. Shares acquired by an investor in connection with a comprehensive fee or other advisory fee arrangement between the investor and a registered broker-dealer or investment advisor, trust company or bank (referred to as the “Sponsor”) in which the investor pays that Sponsor a fee for investment advisory services and the Sponsor or a broker-dealer through whom the shares are acquired has an agreement with Distributors authorizing the sale of Fund shares. No minimum initial investment.

IV. For all Funds except Franklin Emerging Markets Debt Opportunities Fund, Money Funds, Tax Free Funds and Templeton Institutional Funds the “Fund Details – Choosing a Share Class – Retirement plans” section is revised as follows:

Retirement plans. Provided that Franklin Templeton Investor Services, LLC is notified, Class A shares at NAV are available for:

  Employer Sponsored Retirement Plans (“Plans” or individually, “Plan”) that invest through a record-keeper platform or third party retirement platform; or
  Investors who open an IRA as a spousal rollover or a Qualified Domestic Relations Order (QDRO) if opened with proceeds from an IRA for which FTB&T is trustee.

V. The Franklin Emerging Market Debt Opportunities Fund and Templeton Institutional Funds “Fund Details - Qualified Investors” section bullet points are revised as follows:

  Advisory Fee Programs. Shares acquired by an investor in connection with a comprehensive fee or other advisory fee arrangement between the investor and a registered broker-dealer or investment advisor, trust company or bank (referred to as the “Sponsor”) in which the investor pays that Sponsor a fee for investment advisory services and the Sponsor or a broker-dealer through whom the shares are acquired has an agreement with Distributors authorizing the sale of Fund shares. No minimum initial investment.
  Governments, municipalities, and tax-exempt entities that meet the requirements for qualification under section 501 of the Internal Revenue Code when purchasing direct from the Fund. Minimum initial investment: $1 million.
  Current and former officers, trustees, directors, full-time employees (and, in each case, their family members) of both Franklin Templeton Investments and Franklin Templeton funds, consistent with our then-current policies. Minimum initial investment: $1,000 ($50 for accounts with an automatic investment plan).
  Assets held in accounts managed by a subsidiary of Franklin Resources, Inc.: (1) under an advisory agreement (including sub-advisory agreements); and/or (2) as trustee of an inter vivos or testamentary trust.
  Employer Sponsored Retirement Plans (“Plans” or individually, “Plan”) that invest through a record-keeper platform or third party retirement platform.
  Plans with aggregate plan assets of $1 million or more invested directly with Franklin Templeton Investment Funds; or
  Any trust or plan established as part of a qualified tuition program under Section 529 of the Internal Revenue Code, provided that Distributors or an affiliate of Distributors has entered into a contract with the state sponsor of the program or one of its service providers to provide certain services relating to the operation of the program or to provide Fund shares for purchase in connection with the program. No initial minimum investment.
  An individual or entity associated with a current customer of Franklin Templeton Institutional, LLC (FTI, LLC) or Franklin Templeton Portfolio Advisors, Inc. (FTPA) if approved by FTI, LLC or FTPA in consultation with its customer.
  Unaffiliated U.S. registered mutual funds, including those that operate as "fund of funds." Minimum initial investment: $1 million in Advisor Class or Class Z shares of any Franklin Templeton fund.
  Assets held in accounts under the recommendation of an investment consultant provided that (1) assets are held with a firm unaffiliated with the investment consultant’s firm; (2) the investment consultant is under a retainer or other similar fee arrangement with its clients; (3) the client is not an individual; and (4) a subsidiary of Franklin Resources, Inc. approves the investment.

VI. For all Funds except Franklin Emerging Market Debt Opportunities Fund, Money Funds and Templeton Institutional Funds the “Fund Details – Choosing a Share Class – Reinstatement Privilege” section is revised as follows:

Reinstatement Privilege

If you sell any class of shares of a Franklin Templeton Investment Fund, you may reinvest all or a portion of the proceeds from that sale within 90 days within the same share class without an initial sales charge.  If at the time of investment your shares are registered directly with the Fund’s transfer agent: Class C or Class R shares will be reinvested in Class A shares if the account does not have an investment representative of record; and, proceeds from the earlier sale of Class Z shares from another fund may also be reinvested in Class A shares.

This Reinstatement Privilege does not apply to: (i) a purchase of Fund shares made through a regularly scheduled automatic investment plan such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account, or (ii) a purchase of Fund shares with proceeds from the sale of Franklin Templeton fund shares that were held indirectly through a non-Franklin Templeton individual or employer sponsored IRA.

Generally, if you paid a CDSC when you sold your Class A or Class C shares, Franklin Templeton Distributors, Inc. (Distributors) will credit back to you the CDSC paid on the amount you are reinvesting within 90 days of the sale by adding it to the amount of your reinvestment.  For Class A shares reinvested with a CDSC credit, a new CDSC will apply and the CDSC holding period will begin again.  For Class C shares reinvested with a CDSC credit in Class A shares, you will not receive a CDSC credit in the new Class A shares and your reinvestment will not be subject to any otherwise applicable CDSC.

VII. For all Funds that offer Class R6 shares the following bullet point is added to the “Fund Details – Choosing a Share Class – Qualified Investors–Class R6 – section:

•         Unaffiliated U.S. registered mutual funds, including those that operate as “fund of funds.”

VIII. For all Funds that offer Advisor Class shares (or Class Z shares, as applicable) the “Fund Details - Choosing a Share Class - Qualified Investors-Advisor Class” section bullet point that begins with “Unaffiliated U.S. registered mutual funds...” is revised as follows:

•         Unaffiliated U.S. registered mutual funds, including those that operate as “fund of funds.”

IX. The Templeton Institutional Funds “Qualified Investors” section bullet point on page 78 that begins with “Unaffiliated U.S. Registered mutual funds...” is revised as follows:

•         Unaffiliated U.S. registered mutual funds, including those that operate as “fund of funds.”

X. For all Funds that offer Advisor Class shares (or Class Z shares, as applicable) except for Franklin Emerging Market Debt Opportunities Fund and Templeton Institutional Funds, the below bullet point is added to the “Fund Details - Choosing A Share Class - Qualified Investors-Advisor Class” section:

  Plans with aggregate plan assets of $1 million or more invested directly with Franklin Templeton Investment Funds

XI. For all Funds that offer Advisor Class shares (or Class Z shares, as applicable) except for Franklin Emerging Market Debt Opportunities Fund and Templeton Institutional Funds, the “Fund Details - Choosing A Share Class - Qualified Investors - Advisor Class” section  bullet point that begins with “Employer Sponsored Retirement Plans...” is revised as follows.

•         Employer Sponsored Retirement Plans (“Plans” or individually, the “Plan”) that invest through a record-keeper or third party retirement platform.

XII. For all Funds except Franklin Emerging Market Debt Opportunities Fund and Templeton Institutional Funds, the “Fund Details – Buying Shares” section “Minimum Investments” table note that begins with “Please note that you may...” is revised as follows:

Please note that you may only buy shares (including the purchase side of an exchange) of a fund eligible for sale in your state or jurisdiction.  The Fund and other Franklin Templeton funds are intended for sale to residents of the United States, and, with very limited exceptions, are not registered or otherwise offered for sale in other jurisdictions.

XIII. For all Funds the “Fund Details – Buying Shares” section paragraph that begins with “In addition, the Fund is not registered...” is revised as follows:

In particular, the Fund is not registered in any provincial or territorial jurisdiction in Canada, and shares of the Fund have not been qualified for sale in any Canadian jurisdiction. The shares offered by this prospectus may not be directly or indirectly offered or sold in any provincial or territorial jurisdiction in Canada or to or for the benefit of residents thereof. Prospective investors may be required to declare that they are not Canadian residents and are not acquiring shares on behalf of any Canadian residents. Similarly, the Fund is not registered, and shares of the Fund have not been qualified for distribution, in any member country of the European Union (EU) or European Economic Area (EEA), and may not be directly or indirectly offered or distributed in any such country.  If an investor becomes a Canadian, EU or EEA resident after purchasing shares of the Fund, the investor will not be able to purchase any additional shares of the Fund (other than reinvestment of dividends and capital gains) or exchange shares of the Fund for other U.S. registered Franklin Templeton funds.

XIV. For all Funds the Fund Details “Buying Shares” and “Selling Shares” table references to “by 1:00 p.m.” are changed to “prior to 1:00 p.m.”

XV. Effective January 1, 2015, for all Funds except Franklin Emerging Market Debt Opportunities Fund, Money Funds and Templeton Institutional Funds, the Fund Details “Account Policies - Dealer Compensation – Other dealer and financial intermediary compensation” section is revised as follows:

Other dealer and financial intermediary compensation.  Distributors may make payments (a portion of which may be reimbursable under the terms of the Fund's Rule 12b-1 distribution plans) to certain dealers who have sold shares of Franklin Templeton mutual funds. In the case of any one dealer, marketing support payments will generally not exceed 0.05% of the total assets of Franklin Templeton mutual funds attributable to that dealer, on an annual basis. For a dealer exceeding $50 billion in total assets of Franklin Templeton mutual funds, Distributors may agree to marketing support payments up to 0.06% of such assets, on an annual basis. Marketing support payments made to organizations located outside the U.S., with respect to investments in the Fund by non-U.S. persons, may exceed this limitation. Distributors makes these payments in connection with the qualifying dealers' efforts to educate financial advisors about Franklin Templeton funds. Any assets held on behalf of Employer Sponsored Retirement Plans for which payment is made to a financial intermediary pursuant to the following paragraph will be excluded from the calculation of marketing support payments pursuant to this paragraph.

Distributors and/or its affiliates may also make payments (a portion of which may be reimbursable under the terms of the Fund's Rule 12b-1 distribution plans) to certain financial intermediaries in connection with their activities that are intended to assist in the sale of shares of Franklin Templeton mutual funds, directly or indirectly, to certain Employer Sponsored Retirement Plans. In the case of any one financial intermediary, such payments will not exceed 0.10% of the total assets of Franklin Templeton mutual funds held, directly or indirectly, by such Employer Sponsored Retirement Plans, on an annual basis.

A number of factors will be considered in determining these payments, including the qualifying dealer or financial intermediary's sales, assets and redemption rates, the nature and quality of any servicing provided by the financial intermediary, and the quality of the dealer or financial intermediary's relationship with Distributors. Distributors will, on an annual basis, determine the advisability of continuing these payments. These payments may be in addition to any shareholder servicing fees paid by the Fund's transfer agent from payments it receives under its agreement with the Fund.

To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, Distributors may pay or allow other promotional incentives or payments to dealers.

Sales of Fund shares, as well as shares of other funds in Franklin Templeton Investments, is not considered a factor in the selection of broker-dealers to execute the Fund's portfolio transactions. Accordingly, the allocation of portfolio transactions for execution by broker-dealers that sell Fund shares is not considered marketing support payments to such broker-dealers.

You can find further details in the SAI about the payments made by Distributors and the services provided by your financial advisor. Your financial advisor may charge you additional fees or commissions other than those disclosed in this prospectus. You should ask your financial advisor for information about any payments it receives from Distributors and any services it provides, as well as about fees and/or commissions it charges.

XVI. For Franklin Global Government Bond Fund the following is added immediately above the “Fund Details – Principal Investment Policies and Practices – Exclusion of Investment Manager from Commodity Pool Definition” section on page 16:

Portfolio Selection

The investment manager allocates the Fund’s assets based upon its assessment of changing market, political and economic conditions. It considers various factors, including evaluation of interest rates, currency exchange rate changes and credit risks. The investment manager uses top-down macroeconomic research, bottom-up sector-specific research and quantitative analysis in order to identify and to seek to exploit market inefficiencies while employing a disciplined risk management process. The investment manager may consider selling a security when it believes the security has become fully valued due to either its price appreciation or changes in the issuer’s fundamentals, or when the investment manager believes another security is a more attractive investment opportunity.

XVII. For Franklin Strategic Income Fund, Franklin Low Duration Total Return Fund and Franklin Total Return Fund, the “Fund Summary – Principal Risks – Derivative Instruments” section is revised as follows:

Derivative Instruments  The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a currency, security, interest rate or index, and such instruments often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

XVIII. For Franklin Low Duration Total Return Fund, the “Fund Summary – Principal Investment Strategies” section paragraph that begins with “To pursue its investment goal...” is revised as follows:

To pursue its investment goal, the Fund regularly enters into various derivative transactions, including currency and cross-currency forwards, currency, currency index, bond and interest rate futures contracts and options on interest rate futures contracts, and swap agreements, including interest rate, fixed income total return, currency and credit default swaps, and options on interest rate and credit default swap agreements. The use of these derivative transactions may allow the Fund to obtain net long or short exposures to select currencies, interest rates, countries, duration or credit risks. These derivatives may be used to enhance Fund returns, increase liquidity, gain exposure to certain instruments or markets in a more efficient or less expensive way and/or hedge risks associated with its other portfolio investments.

XIX. For Franklin Total Return Fund, the “Fund Summary – Principal Investment Strategies” section paragraph that begins with “To pursue its investment goals...” is revised as follows:

To pursue its investment goals, the Fund regularly enters into various derivative transactions, including currency and cross-currency forwards, currency, currency index, bond and interest rate futures contracts and options on interest rate futures contracts, and swap agreements, including interest rate, fixed income total return, currency and credit default swaps, and options on interest rate and credit default swap agreements. The use of these derivative transactions may allow the Fund to obtain net long or short exposures to select currencies, interest rates, countries, duration or credit risks. These derivatives may be used to enhance Fund returns, increase liquidity, gain exposure to certain instruments or markets in a more efficient or less expensive way and/or hedge risks associated with its other portfolio investments.

XX. For Franklin Low Duration Total Return Fund, the “Fund Details – Principal Investment Policies and Practices” section paragraph that begins with “For purposes of pursuing its investment goal...” is revised as follows:

For purposes of pursuing its investment goal, the Fund regularly enters into interest rate, credit and currency-related transactions involving certain derivative instruments, including interest rate or bond futures contracts, options on such contracts, swap agreements, which may include interest rate, fixed income total return, currency, inflation index and credit default swaps,  futures contracts on credit default swaps on indices (also known as credit index futures), options on interest rate and credit default swaps, currency and cross currency forwards, currency options, and currency and currency index futures contracts. The use of these derivative transactions may allow the Fund to obtain net long or net negative (short) exposures to selected interest rates, countries, duration or credit risks, or currencies. These derivatives may be used to enhance Fund returns, increase liquidity, gain exposure to certain instruments or markets in a more efficient or less expensive way and/or hedge risks associated with its other portfolio investments. The results of such transactions may also represent, from time to time, a significant component of the Fund’s investment returns. The investment manager considers various factors, such as availability and cost, in deciding whether, when and to what extent to enter into derivative transactions. Derivatives whose reference securities are investment grade are considered by the Fund to be investment grade.

XXI. For Franklin Total Return Fund, the “Fund Details – Principal Investment Policies and Practices” section paragraph that begins with “To pursue its investment goals...” is revised as follows:

To pursue its investment goals, the Fund regularly enters into interest rate, credit and currency-related transactions involving certain derivative instruments, including currency and cross-currency forwards, currency options, currency, currency index, bond and interest rate futures contracts and options on interest rate futures contracts, and swap agreements, including interest rate, fixed income total return, currency, inflation index and credit default swaps, futures contracts on credit default swaps on indices (also known as credit index futures), and options on interest rate and credit default swap agreements. The use of these derivative transactions may allow the Fund to obtain net long or short exposures to select currencies, interest rates, countries, duration or credit risks. These derivatives may be used to enhance Fund returns, increase liquidity, gain exposure to certain instruments or markets in a more efficient or less expensive way and/or hedge risks associated with its other portfolio investments. The results of such transactions may also represent, from time to time, a significant component of the Fund’s investment returns.

XXII. For Franklin Strategic Income Fund, the “Fund Summary – Principal Investment Strategies” section paragraph that begins with “For purposes of pursuing its investment goals...” is revised as follows:

For purposes of pursuing its investment goals, the Fund regularly enters into various currency-related transactions involving derivative instruments, including currency and cross currency forwards, currency swaps, and currency and currency index futures contracts. The Fund may also enter into interest rate and credit-related transactions involving derivative instruments, including interest rate, fixed income total return and credit default swaps and bond/interest rate futures contracts. The use of these derivative transactions may allow the Fund to obtain net long or net short exposures to selected currencies, interest rates, durations or credit risks. These derivative instruments may be used for hedging purposes, to enhance Fund returns or to obtain exposure to various market sectors.

XXIII. For Franklin Strategic Income Fund, the “Fund Details – Principal Investment Policies and Practices” section the paragraph that begins with “For purposes of pursuing its investment goals...” is revised as follows:

For purposes of pursuing its investment goals, the Fund regularly enters into currency-related transactions involving derivative instruments, including currency and cross currency forwards, currency swaps, currency and currency index futures contracts, and currency options. The Fund may also enter into interest rate and credit-related transactions involving certain derivative instruments, including interest rate and credit default swaps and interest rate and/or bond futures contracts (including U.S. Treasury futures contracts) and options thereon, and fixed income total return and inflation index swaps. The use of such derivative transactions may allow the Fund to obtain net long or net short exposures to selected currencies, interest rates, countries, durations or credit risks. The Fund may use currency, interest rate or credit-related derivative strategies for the purposes of enhancing Fund returns, increasing liquidity, gaining exposure to particular instruments in more efficient or less expensive ways and/or hedging risks relating to changes in currency exchange rates, credit risks, interest rates and other market factors.

XXIV. For Franklin Strategic Income Fund, Franklin Low Duration Total Return Fund and Franklin Total Return Fund, the “Fund Details – Principal Investment Policies and Practices” section that begins with “Swap agreements, such as interest rate...” is revised as follows:

Swap agreements, such as interest rate, fixed income total return, currency, inflation index and credit default swaps, are contracts between the Fund and another party (the swap counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years. A swap agreement may be negotiated bilaterally and traded over-the-counter (OTC) between the two parties (for an uncleared swap) or, in some instances, must be transacted through a futures commission merchant (FCM) and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). In a basic swap transaction, the Fund agrees with the swap counterparty to exchange the returns (or differentials in rates of return) earned or realized on a particular “notional amount” of underlying instruments. The notional amount is the set amount selected by the parties as the basis on which to calculate the obligations that they have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in given instruments or at given interest rates.

XXV. For Franklin Low Duration Total Return Fund and Franklin Total Return Fund, the following paragraph is added to the “Fund Details – Principal Investment Policies and Practices” section immediately following the paragraph that begins with “For credit default swaps...”:

Credit index futures are exchange-traded contracts whereby a Fund agrees to buy or sell a specified quantity of an underlying credit default swap on an index at a specified price at a specified later date.  Although some futures contracts by their terms require the actual delivery or acquisition of the underlying reference asset, credit index futures require cash settlement at maturity.  The purchase or sale of credit index futures will therefore allow a Fund to obtain long or short exposure to credit default swaps on indices without having to enter into the underlying swap agreements. Credit index futures generally have the same uses and are subject to the same risks as futures contracts and credit default swaps, described above.

XXVI. For Franklin Strategic Income Fund, Franklin Low Duration Total Return Fund and Franklin Total Return Fund, the following paragraph is added to the “Fund Details – Principal Investment Policies and Practices” section immediately following the paragraph that begins with “An interest rate swap...”:

A total return swap is an agreement between two parties, pursuant to which one pays (and the other receives) an amount equal to the total return (including, typically, income and capital gains distributions, principal prepayment or credit losses) of an underlying reference asset (e.g., a note, bond or securities index) in exchange for a regular payment, at a floating rate based on LIBOR, or alternatively at a fixed rate or the total rate of return on another financial instrument. A Fund may take either position in a total return swap (i.e., the Fund may receive or pay the total return on the underlying reference asset).

XXVII. For Franklin Low Duration Total Return Fund and Franklin Total Return Fund, the following paragraph is added to the “Fund Details – Principal Investment Policies and Practices” section immediately following the paragraph that begins with “A currency swap...”:

A currency option is a contract, typically negotiated bilaterally and traded OTC between two parties, that grants the holder the right, but not the obligation, to buy or sell a specific currency at a specified exchange rate, called the “strike price,” during a specified period of time.  Generally, upon exercise, a currency option triggers a spot foreign exchange transaction at the strike price, meaning the parties actually exchange currencies.  However, some currency options are U.S. dollar-settled, in which case no delivery or receipt of foreign currency occurs.

Please keep this supplement with your prospectus for future reference.

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